DLA Piper LLP (US) 4141 Parklake Avenue, Suite 300 Raleigh, North Carolina 27612-2350 www.dlapiper.com

Robert H. Bergdolt robert.bergdolt@dlapiper.com T 919.786.2002 F 919.786.2202

May 26, 2010

Via Courier and EDGAR

Erin E. Martin, Attorney-Advisor

William Demarest, Staff Accountant

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E., Mail Stop 3010 CF/AD8

Washington, D.C. 20549

Re:	Resource Real Estate Opportunity REIT, Inc. Amendment No. 5 to Form S-11
Filed on May 26, 2010
File No. 333-160463

(Confidential, For Use of the Commission Only)

Dear Ms. Martin and Mr. Demarest:

On behalf of our client, Resource Real Estate Opportunity REIT, Inc. (“we,” “us” or the “Company”), and pursuant to applicable provisions of the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder, please find the attached for filing with the Securities and Exchange Commission (the “Commission”) via EDGAR, a complete copy of Amendment No. 5 to the above-referenced Registration Statement on Form S-11 (“Amendment No. 5”).

Amendment No. 5 includes revisions in response to the comment letter from the staff of the Commission’s Division of Corporation Finance (the “Staff”) to Alan F. Feldman of the Company dated March 19, 2010 (the “Comment Letter”). This letter provides responses to the Comment Letter, with responses keyed to the numbered comments in the Comment Letter.

For the Staff’s convenience, the Company is providing the Staff with four clean copies of Amendment No. 5 along with four additional copies marked to indicate the location of changes from the Company’s filing of Amendment No. 4 to the registration statement filed on May 7, 2010, together with copies of this response letter as filed with the Commission.

AMENDMENT NO. 4 TO REGISTRATION STATEMENT ON FORM S-11

Summary

1.	We note your prospectus summary is 30 pages long and that you currently repeat a lot of information in your summary section that appears in the body of the prospectus. Please revise to limit your summary section to a summarization of those aspects of the offering that are the most significant, highlight those points in clear, plain language and eliminate repetitive disclosure.

Erin E. Martin,

William Demarest

Securities and Exchange Commission

May 26, 2010

Response: In response to the Staff’s comment, we have revised the prospectus summary to highlight the most significant points of the offering and eliminate repetitive disclosure. In addition, we have revised the section under “Risk Factors” in the prospectus to eliminate repetitive disclosure.

Risk Factors, page 31

“We may experience adverse business developments or conditions similar to those affecting certain programs sponsored by our sponsor. . . ..” page 36

2.	We note the revised risk factor on the cover and page 36 that some of the other programs sponsored by your sponsor have experienced adverse business developments or conditions. Please revise your risk factor on page 36 to specifically identify these certain programs and quantify the lower than originally expected cash flows from operations. Provide similar disclosure in your summary risk factors on page 5.

Response: In response to the Staff’s comment, we have revised the risk factor on page 29 to specifically identify such programs and quantity the lower than originally expected cash flows from operations. In addition, we have also added a risk factor to our summary risk factors on page 6.

Conflicts of Interest, page 97

Receipt of Fees and Other Compensation by Our Advisor and its Affiliates, page 99

3.	Refer to the fourth bullet point in this section. Please expand this disclosure to clearly state that acquisition fees are based on the cost of the investments acquired and may create an incentive for your advisor to accept a higher purchase price for those assets or to purchase assets that may not otherwise be in your best interest. In addition, please disclose in this section and elsewhere, as appropriate, whether you intend to acquire investments from other Resource Real Estate-sponsored programs.

Response: Pursuant to the Staff’s comment, we have revised the language on page 90 of the prospectus as follows (section marked to show changes):

“acquisitions of properties and other investments, which entitle our advisor to acquisition, asset management fees and possibly property management fees and, in the case of acquisitions of investments from other Resource Real Estate-sponsored programs, might entitle affiliates of our advisor to disposition fees in connection with its services for the seller, which fees are based on the cost of the investment, including the amount budgeted for the development, construction, and improvement of each asset, and are not based on the quality of the investment or the quality of the services rendered to us, which may influence our advisor to accept a higher purchase price for those assets, recommend riskier transactions to us or purchase assets that may not be in the best interest of our stockholders;”

At this time, we do not intend to acquire investments from other Resource Real Estate-sponsored programs or other affiliates. However, we may in the future enter into transactions, including acquisitions, with other Resource Real Estate-sponsored programs or other affiliates if an attractive opportunity presents itself and our conflicts committee unanimously approves the transaction. Pursuant to the Staff’s comment, the prospectus has been revised on pages 91 and 96 to reflect that fact.

Erin E. Martin,

William Demarest

Securities and Exchange Commission

May 26, 2010

Annual Valuation, page 176

4.	We note your revised disclosure that, after the 18-month period, you expect your advisor will provide estimated values for your shares and that you do not currently anticipate obtaining appraisals. Please disclose how your advisor will determine the estimated values.

Response: In response to the Staff’s comment, we have revised the disclosure to note that the board of directors will make decisions regarding who will perform valuations of our assets and the valuation methodology to be employed. We do not believe that we can predict the board’s decisions on this matter at this time, especially because the decision will in all likelihood be made more than three years from now. Due to the cost involved, we do not expect asset-by-asset appraisals to be performed by appraisers certified by a Member of the Appraisal Institute or other trade organization that monitors appraisers. We do believe, however, that the valuation methodology to be employed will be based on an estimated value of each of the Company’s assets. We have revised the disclosure on page 166 accordingly.

Convertible Stock, page 178

5.	We note that, except for certain limited circumstances, you may not redeem all or any portion of the outstanding shares of convertible stock. Please revise to disclose these certain limited circumstances. In addition, please revise to more succinctly explain how your convertible stock converts or consider providing a sample calculation.

Response: In response to the Staff’s comment, we have revised the description of the convertible stock under “Description of Shares—Convertible Stock” on pages 168 to 169. In addition, we have included more succinct descriptions of our convertible stock in the prospectus summary on page 16 and under “Management Compensation” on page 86.

Appendix A - Prior Performance Tables, page A-l

Table V - Sale or Disposition of Assets, page A-19

AR Real Estate Investors LLC, page A-19

6.	Please revise this table to more closely track the table presented as Table V of Industry Guide 5.

Response: In response to the Staff’s comment, we have revised Table V on page A-19 to more closely track the table presented as Table V of Industry Guide 5.

Part II. Information Not Required in Prospectus

Item 31. Other Expenses of Issuance and Distribution, page II-1

7.	Please identify and explain by footnote or otherwise the ‘Other expenses related to registration and offering of securities.’

Response: The item called “Other expenses related to registration and offering of the securities” in Part II—Item 31 on page II-1 of the Registration Statement includes the portion of salaries and benefits of certain personnel of Resource Real Estate Opportunity Advisor, LLC or its affiliates allocated to

Erin E. Martin,

William Demarest

Securities and Exchange Commission

May 26, 2010

offering-related matters. The personnel include executive, legal, finance, information technology, marketing, investor relations and administrative personnel, who perform various functions related to the offering, such as preparing and reviewing the offering documents, and producing and distributing investor reports and advertising and sales literature. The disclosure in Part II—Item 31 of the Registration Statement has been revised to include the following footnote regarding these expenses: “Includes personnel costs of Resource Real Estate Opportunity Advisor, LLC or its affiliates for offering-related matters, including the preparation and distribution of investor reports and marketing materials.”

SALES LITERATURE SUBMITTED APRIL 21, 2010

8.	Please revise your risk factors to include all your summary risk factors as presented on the cover page of your prospectus.

Response: In response to the Staff’s comment, we will revise our sales literature to include our summary risk factors as presented on the cover page of our prospectus.

9.	We note your disclosure that the properties pictures are owned by an affiliate of RRE and that you will not acquire them. Please revise to clearly state that you do not currently own any properties.

Response: In response to the Staff’s comment, we will revise our sales literature to state that we do not currently own any properties.

We greatly appreciate the Staff’s assistance in processing this filing. If you should have any questions about this letter or require any further information, please call Neil Miller at (202) 799-4215 or me at (919) 786-2002.

Very truly yours,

DLA Piper LLP (US)

/s/ Robert H. Bergdolt

Robert H. Bergdolt
Partner

Cc:	Jennifer Gowetski, SEC Senior Counsel Eric McPhee, SEC Senior Accountant Alan F. Feldman, Resource Real Estate Opportunity REIT, Inc.